Trade Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade Receivables [Line Items]
Credit loss recognized	$ 365	$ 2
Minimum
Trade Receivables [Line Items]
Term of trade receivables	30 days
Maximum
Trade Receivables [Line Items]
Term of trade receivables	90 days